Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues
Life and health premiums, net		$ (1,175)		$ 127		$ 139
Contract charges		18		24		46
Net investment income		366		278		176
Net realized investment gains		117
Other income		5,336				293
Total revenues		4,662		429		654
Benefits and expenses
Life and health insurance claims and benefits, net		(1,204)		112		179
Interest credited to policyholder account balances		4		8		9
Operating and other expenses	[1]	1,633		137		86
Total benefits and expenses		433		257		274
Income (loss) before income taxes		4,229		172		380
Income tax expense (benefit)		1,449		11		249
Net Income (Loss)		2,780		161		131
Change in unrealized gains (losses), net of tax expense (benefit)		(437)	[2]	(47)	[3]	(154)	[4]
Reclassification adjustment for (gains) included in net income, net of tax expense (benefit)	[5]	(10)
Other Comprehensive Income (Loss)		(447)		(47)		(154)
Total Comprehensive Income (Loss)		$ 2,333		$ 114		$ (23)

[1]	Note 6.
[2]	Net of tax expense (benefit) - ($235)
[3]	Net of tax expense (benefit) - ($25).
[4]	Net of tax expense (benefit) - ($105).
[5]	Net of tax (benefit) - ($5).